December 30, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

Attn: Ms. Patsy Mengiste, Document Control - EDGAR

Re:  RIVERSOURCE MANAGERS SERIES, INC. (FILE NOS. 333-57852/811-10321)
          RiverSource Partners Small Cap Value Fund

Dear Ms. Mengiste:

The above-mentioned Registrant is filing a preliminary information statement pursuant to Section 14(c) of the Securities and Exchange Act of 1934 in accordance with the terms of an exemptive order the Fund has received from the Securities and Exchange Commission. The exemptive order permits RiverSource Investments, LLC, subject to the approval of the Board of Directors, to select subadvisers best suited to achieve the Funds' investment objective.

If you have any questions, please contact me at (612) 671-4321 or Katina A. Walker at (612) 671-6990.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Assistant Secretary